OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	CAD 1,447	CAD 1,391	CAD 1,206
Income tax (recovery)/expense	107	(349)	(35)
Gain (loss) on assets held for sale/sold	631	(833)	(125)
Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	2	(42)	(88)
Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(16)	(16)	(32)
Currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	77	0	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	3	(71)	(144)
Income tax (recovery)/expense	(1)	29	56
Net Income/(Loss) Attributable to Common Shares	2	(42)	(88)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash Flow Hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Energy)	20	(57)	(128)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash Flow Hedges | Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(17)	(14)	(16)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Amortization of actuarial loss and past service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(15)	(22)	(41)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(2)	0	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(17)	(22)	(41)
Income tax (recovery)/expense	5	6	9
Net of tax	(12)	(16)	(32)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Other comprehensive income on equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from equity investments	(15)	(19)	(19)
Income tax (recovery)/expense	4	5	5
Net Income/(Loss) Attributable to Common Shares	(11)	(14)	(14)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (recovery)/expense		0	0
Net Income/(Loss) Attributable to Common Shares	77	CAD 0	CAD 0
Gain (loss) on assets held for sale/sold	CAD 77